Note 3 - Inventories	12 Months Ended
Dec. 31, 2025
Notes to Financial Statements
Inventory Disclosure [Text Block]
3.	Inventories
  Inventories consisted of the following:
	December 31, 2024	December 31, 2025
Lubricants	1,196,444	1,097,659
Bunkers	900,639	210,072
Total	2,097,083	1,307,731